Financial Risks - Summary of Realized Gains and Losses on Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Credit Quality Of Debt Securities [Abstract]
Gross realized gains	€ 1,876	€ 2,257
Gross realized losses	€ (173)	€ (323)